Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2022
Equity [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2022		2021

	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $

Outstanding - Beginning of year	4,949,106	2.63	4,507,606	3.32

Granted	1,245,000	1.64	1,253,000	3.95
Exercised	(264,299)	0.74	(94,000)	0.56
Forfeited	(505,326)	3.10	-	-
Expired	(100,000)	7.54	(717,500)	9.51

Outstanding - End of year	5,324,481	2.36	4,949,106	2.63

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
Range of exercise prices $	Number outstanding at March 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2022	Weighted average exercise price $

0.23 - 0.69	630,334	6.50	0.39	630,334	0.39
1.29 - 2.99	3,388,314	5.39	2.05	2,634,644	2.24
4.01 - 4.89	1,305,833	5.13	4.10	790,158	4.06
	5,324,481	5.46	2.36	4,055,136	2.31

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2022	2021	2020

Dividend yield	0.0%	0.0%	0.0%
Expected volatility	81.9%	78.5%	75.1%
Risk-free interest rate	1.7%	0.5%	1.3%
Expected forfeitures	6.6%	7.2%	7.7%
Expected average option term (years)	5.8	6.7	7.9